PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT
Summary of property and equipment
September 30, 2024
Trucks	$55,000

Total cost	55,000

Less accumulated depreciation	(24,743)

Net, property and equipment	$30,257

December 31, 2023
Trucks	55,000

Total cost	55,000

Less accumulated depreciation	(16,516)

Net, property and equipment	$38,484